Long-term Debt and Short-term Borrowings	12 Months Ended
Mar. 31, 2011
Long-term Debt and Short-term Borrowings
Long-term Debt and Short-term Borrowings
(9)	Long-term Debt and Short-term Borrowings

Long-term debt at March 31, 2011 and 2010 is set forth below:

	Yen (millions)
	2011	2010
Unsecured Straight bond, due 2011, interest 1.64%	100,000	100,000
Unsecured Straight bond, due 2012, interest 1.14%	100,000	100,000
Unsecured Straight bond, due 2013, interest 0.38%	150,000	—
Unsecured Straight bond, due 2014, interest 1.404%	200,000	200,000
Unsecured Straight bond, due 2016, interest 0.752%	200,000	—
Unsecured Straight bond, due 2018, interest 1.081%	150,000	—
Unsecured Straight bond, due 2019, interest 2.05%	100,000	100,000
Unsecured Straight bonds issued by subsidiaries, due 2010 - 2019, interest 0.53% - 2.02%	162,407	182,406
Unsecured bank loans, due 2010 - 2015, effective interest 1.1% in fiscal 2011 and 1.1% in fiscal 2010	259,801	404,318
Secured bank loans by subsidiaries, due 2010 - 2023, effective interest 1.91% in fiscal 2011 and 2.04% in fiscal 2010	3,473	4,558
Capital lease obligations	110,177	144,770

	1,535,858	1,236,052
Less current portion	373,571	207,124

	1,162,287	1,028,928

The aggregate annual maturities of long-term debt after March 31, 2011 are as follows:

Year ending March 31	Yen (millions)
2012	373,571
2013	221,641
2014	285,429
2015	100,747
2016	249,328
2017 and thereafter	305,142

As is customary in Japan, short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future and present indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations due to the bank.

Each of the loan agreements grants the lender the right to request additional security or mortgages on certain assets. At March 31, 2011 and 2010, other investments and advances, and property, plant and equipment with a book value of 8,945 million yen and 9,933 million yen respectively, was pledged as collateral by subsidiaries for secured loans from banks. At March 31, 2011 and 2010, loans subject to such general agreements amounted to 3,899 million yen and 6,761 million yen, respectively.

The balance of short-term loans also includes borrowings under acceptances and short-term loans of foreign subsidiaries. The weighted-average interest rate on short-term borrowings outstanding at March 31, 2011 and 2010 was 2.8% and 2.5%, respectively.